Cover	Feb. 27, 2025
Document Information Line Items
Entity Registrant Name	Capitalworks Emerging Markets Acquisition Corp
Entity Central Index Key	0001865248
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 27, 2025
Entity Ex Transition Period	false
Entity File Number	001-41108
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1598114
Entity Address Address Line 1	44320 Osgood Road
Entity Address City Or Town	Freemont
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94539
City Area Code	202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	741-3677
Units Each Consisting Of One Class A Ordinary Share Par Value Dollar 0. 0001 Per Share And Onehalf Of One Redeemable Warrantt [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	CMCAU
Class A Ordinary Shares Par Value Per Share [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CMCAF
Redeemable Warrants Included Aas Part Of The Units Each Whole War Exer For One Class A Ordinary Share At An Eexercise Price Of Dollar 11. 50 Per [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CMCAW